UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2013

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments:

Putnam Global Industrials Fund

The fund's portfolio
5/31/13 (Unaudited)

COMMON STOCKS (88.8%)(a)
	Shares	Value

Aerospace and defense (47.8%)

BAE Systems PLC (United Kingdom)	41,636	$255,431

Embraer SA ADR (Brazil)	3,739	135,614

European Aeronautic Defence and Space Co. NV (France)	12,298	700,140

General Dynamics Corp.	8,882	684,802

Honeywell International, Inc.	12,128	951,563

L-3 Communications Holdings, Inc.	15,854	1,349,017

Northrop Grumman Corp.	17,187	1,416,037

Precision Castparts Corp.	557	119,153

Raytheon Co.	2,100	139,944

Rockwell Collins, Inc.	800	51,800

United Technologies Corp.	6,161	584,679

		6,388,180
Air freight and logistics (1.3%)

Deutsche Post AG (Germany)	3,163	79,826

FedEx Corp.	900	86,706

		166,532
Airlines (0.6%)

Japan Airlines Co., Ltd. (Japan)(NON)	1,500	77,073

		77,073
Auto components (2.0%)

Johnson Controls, Inc.	3,100	115,816

TRW Automotive Holdings Corp.(NON)	2,400	152,040

		267,856
Automobiles (3.8%)

Toyota Motor Corp. (Japan)	8,500	501,394

		501,394
Building products (0.9%)

Daikin Industries, Ltd. (Japan)	2,900	125,723

		125,723
Commercial services and supplies (6.2%)

ADT Corp. (The)(NON)	6,618	268,625

Tyco International, Ltd.	16,754	566,453

		835,078
Construction and engineering (0.3%)

Fluor Corp.	600	37,926

		37,926
Electrical equipment (2.9%)

Eaton Corp PLC	1,944	128,421

Mitsubishi Electric Corp. (Japan)	9,000	85,066

Schneider Electric SA (France)	2,180	170,602

		384,089
Energy equipment and services (0.8%)

Ezion Holdings, Ltd. (Singapore)	57,000	102,421

		102,421
Industrial conglomerates (4.9%)

Siemens AG (Germany)	6,221	661,182

		661,182
Machinery (11.0%)

Fiat Industrial SpA (Italy)	18,325	210,610

Hitachi Construction Machinery Co., Ltd. (Japan)	14,900	347,160

Joy Global, Inc.	4,535	245,253

Kubota Corp. (Japan)	33,000	491,512

SMC Corp. (Japan)	900	172,937

		1,467,472
Trading companies and distributors (4.4%)

Mitsubishi Corp. (Japan)	4,600	80,090

Mitsui & Co., Ltd. (Japan)	10,200	128,472

Rexel SA (France)	17,085	384,151

		592,713
Transportation infrastructure (1.9%)

Beijing Capital International Airport Co., Ltd. (China)	378,000	257,073

		257,073

Total common stocks (cost $10,129,849)		$11,864,712

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value

United Technologies Corp. $3.75 cv. pfd.	358	$21,601

Total convertible preferred stocks (cost $17,900)		$21,601

SHORT-TERM INVESTMENTS (3.3%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.01%(AFF)	447,039	$447,039

Total short-term investments (cost $447,039)		$447,039

TOTAL INVESTMENTS

Total investments (cost $10,594,788)(b)		$12,333,352

FORWARD CURRENCY CONTRACTS at 5/31/13 (aggregate face value $7,849,669) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/17/13	$38,737	$41,895	$(3,158)
	British Pound	Sell	6/19/13	304	300	(4)
	Canadian Dollar	Buy	7/17/13	52,321	53,261	(940)
	Euro	Buy	6/19/13	24,697	24,672	25
	Japanese Yen	Buy	8/22/13	588,275	579,386	8,889
	Swedish Krona	Buy	6/19/13	218,211	223,138	(4,927)
Barclays Bank PLC
	Australian Dollar	Buy	7/17/13	51,427	55,667	(4,240)
	British Pound	Buy	6/19/13	123,970	122,469	1,501
	Canadian Dollar	Buy	7/17/13	11,948	12,160	(212)
	Euro	Buy	6/19/13	615,999	613,944	2,055
	Hong Kong Dollar	Buy	8/22/13	177,566	177,626	(60)
	Japanese Yen	Buy	8/22/13	174,644	179,131	(4,487)
	Singapore Dollar	Buy	8/22/13	7,279	9,407	(2,128)
	Swedish Krona	Buy	6/19/13	74,045	75,914	(1,869)
	Swiss Franc	Buy	6/19/13	245,057	248,333	(3,276)
Citibank, N.A.
	Australian Dollar	Buy	7/17/13	13,739	14,878	(1,139)
	British Pound	Buy	6/19/13	86,749	85,692	1,057
	Canadian Dollar	Buy	7/17/13	15,802	16,082	(280)
	Danish Krone	Buy	6/19/13	81,483	81,641	(158)
	Euro	Buy	6/19/13	67,332	68,142	(810)
	Japanese Yen	Sell	8/22/13	13,009	13,437	428
	Singapore Dollar	Buy	8/22/13	46,918	48,127	(1,209)
	Swedish Krona	Buy	6/19/13	16,285	16,854	(569)
	Swedish Krona	Sell	6/19/13	16,285	16,773	488
Credit Suisse International
	British Pound	Buy	6/19/13	595,240	587,729	7,511
	Canadian Dollar	Buy	7/17/13	80,842	82,279	(1,437)
	Euro	Sell	6/19/13	348,880	349,461	581
	Japanese Yen	Sell	8/22/13	92,778	91,389	(1,389)
	Swiss Franc	Buy	6/19/13	51,668	52,362	(694)
Deutsche Bank AG
	Australian Dollar	Buy	7/17/13	12,213	13,220	(1,007)
	Euro	Sell	6/19/13	210,706	210,832	126
	Swedish Krona	Buy	6/19/13	103,219	105,630	(2,411)
Goldman Sachs International
	Australian Dollar	Buy	7/17/13	40,931	44,307	(3,376)
	British Pound	Sell	6/19/13	255,689	254,523	(1,166)
	Japanese Yen	Sell	8/22/13	318,714	329,301	10,587
HSBC Bank USA, National Association
	British Pound	Sell	6/19/13	193,096	190,697	(2,399)
	Euro	Buy	6/19/13	317,553	317,959	(406)
	Japanese Yen	Buy	8/22/13	19,612	20,264	(652)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/17/13	11,926	12,908	(982)
	British Pound	Sell	6/19/13	86,748	84,636	(2,112)
	Canadian Dollar	Buy	7/17/13	144,919	147,321	(2,402)
	Euro	Sell	6/19/13	348,360	346,014	(2,346)
	Japanese Yen	Buy	8/22/13	37,028	38,249	(1,221)
	Norwegian Krone	Buy	6/19/13	19,857	20,120	(263)
	Norwegian Krone	Sell	6/19/13	19,857	20,289	432
	Swedish Krona	Sell	6/19/13	25,854	26,055	201
	Swiss Franc	Buy	6/19/13	109,821	111,174	(1,353)
State Street Bank and Trust Co.
	Euro	Sell	6/19/13	3,119	2,856	(263)
	Japanese Yen	Sell	8/22/13	341,074	335,250	(5,824)
	Swedish Krona	Buy	6/19/13	122,493	124,258	(1,765)
UBS AG
	Australian Dollar	Buy	7/17/13	26,143	28,300	(2,157)
	British Pound	Buy	6/19/13	106,499	105,186	1,313
	Canadian Dollar	Buy	7/17/13	84,311	85,804	(1,493)
	Euro	Sell	6/19/13	225,004	225,564	560
	Japanese Yen	Buy	8/22/13	175,491	181,315	(5,824)
	Norwegian Krone	Buy	6/19/13	1,294	1,312	(18)
	Norwegian Krone	Sell	6/19/13	1,294	1,322	28
	Swiss Franc	Buy	6/19/13	32,632	33,063	(431)
WestPac Banking Corp.
	British Pound	Buy	6/19/13	134,456	132,808	1,648
	Euro	Sell	6/19/13	124,525	126,886	2,361
	Japanese Yen	Sell	8/22/13	222,750	230,097	7,347

Total						$(25,719)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2012 through May 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $13,362,000.
(b)	The aggregate identified cost on a tax basis is $10,847,303, resulting in gross unrealized appreciation and depreciation of $1,649,859 and $163,810, respectively, or net unrealized appreciation of $1,486,049.
(NON)	Non-income-producing security.
	At the close of the reporting period, the fund maintained liquid assets totaling $34,756 to cover certain derivatives contracts.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$269,960	$3,946,787	$4,216,747	$330	$—
	Putnam Short Term Investment Fund *	—	4,295,962	3,848,923	171	447,039
	Totals	$269,960	$8,242,749	$8,065,670	$501	$447,039
*	Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	59.7%
	Japan	16.3
	France	10.2
	Germany	6.0
	China	2.1
	United Kingdom	2.1
	Italy	1.7
	Brazil	1.1
	Singapore	0.8

	Total	100.0%
⌂	Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $47,692 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$267,856	$501,394	$—
Energy	—	102,421	—
Industrials	6,765,993	4,227,048	—
Total common stocks	7,033,849	4,830,863	—
Convertible preferred stocks	21,601	—	—
Short-term investments	447,039	—	—

Totals by level	$7,502,489	$4,830,863	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(25,719)	$—

Totals by level	$—	$(25,719)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$47,138	$72,857

Total	$47,138	$72,857

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)	$9,700,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 26, 2013